JOINT VENTURES AND ASSOCIATES - Investment in Joint Venture and affiliates (Details) - USD ($)	Jun. 30, 2023	Dec. 28, 2022	Jun. 30, 2022	Jun. 30, 2021
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 39,296,810		$ 38,554,092	$ 30,657,173
Investments in joint ventures and affiliates, Liabilities	622,823		717,948	1,278,250
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	36,026,710		35,646,740	27,572,597
Indrasa Biotecnologia S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets			70,466	54,957
Alfalfa Technologies S.R.L.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	36,502		74,827	97,920
Moolec Science Ltd
JOINT VENTURES
Investments in joint ventures and affiliates, Assets			2,759,059	2,931,699
Moolec Science S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 3,233,598		3,000
Moolec Science S.A. | Ordinary shares
JOINT VENTURES
Number of shares received in exchange for all of its ownership in Moolec Sciente Limited ordinary shares		1,560,000
Ownership held (in shares)	1,860,000
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	$ 622,823		$ 717,948	$ 1,278,250